Lease liabilities - Summary of Lease liabilities Discounted (Detail) - USD ($)	Jul. 31, 2021	Oct. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Current	$ 1,190,086	$ 591,355
Non-Current	15,044,408	3,021,815
Total	16,234,494	3,613,170
Premises
Disclosure of quantitative information about right-of-use assets [line items]
Current	1,158,790	565,296
Non-Current	14,972,348	2,949,707
Total	16,131,138	3,515,003
Equipment
Disclosure of quantitative information about right-of-use assets [line items]
Current	31,296	26,059
Non-Current	72,060	72,108
Total	$ 103,356	$ 98,167